SHARE OPTION PLAN (Schedule of Share Option Activity) (Details) (CNY)	12 Months Ended
Dec. 31, 2012
SHARE OPTION PLAN [Abstract]
Number of options, Outstanding at beginning of year	9,974,138
Number of options, Exercised	837,204
Number of options, Forfeited	8,779
Number of options, Expired	30
Number of options, Outstanding at end of year	9,128,105
Number of options, Vested and expected to vest as of December 31, 2012	9,128,105
Number of options, Exercisable as of December 31, 2012	8,841,438
Weighted average exercise price per share, Outstanding at beginning of year	1.44
Weighted average exercise price per share, Exercised	0.96
Weighted average exercise price per share, Forfeited	1.90
Weighted average exercise price per share, Expired	1.37
Weighted average exercise price per share, Outstanding at end of year	1.48
Weighted average exercise price per share, Vested and expected to vest as of December 31, 2012	1.48
Weighted average exercise price per share, Exercisable as of December 31, 2012	1.43
Weighted average grant-date fair value of ordinary shares, Outstanding at beginning of year	1.50
Weighted average grant-date fair value of ordinary shares, Exercised	0.47
Weighted average grant-date fair value of ordinary shares, Forfeited	2.16
Weighted average grant-date fair value of ordinary shares, Expired	1.22
Weighted average grant-date fair value of ordinary shares, Outstanding at end of year	1.60
Weighted-average grant-date fair value of ordinary shares, Vested and expected to vest as of December 31, 2012	1.60
Weighted average grant-date fair value of ordinary shares, Exercisable as of December 31, 2012	1.58